Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 3,311
Balance at end of period	3,609	$ 3,311	$ 1,890	$ 3,609	$ 1,890
Loans	3,347	3,064	1,771	3,347	1,771	$ 1,915
Undrawn credit facilities and other off-balance sheet exposures	262	247	119	262	119
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	290	214	220	211	214
Originations net of repayments and other derecognitions	(5)	(5)	(5)	(17)	(21)
Changes in model	2	1	(1)	2	(8)
Net remeasurement	27	83	17	127	63
Provision for (reversal of) credit losses	24	79	11	112	34
Write-offs	(5)	(3)	(5)	(11)	(18)
Recoveries	2	1		4	1
Interest income on impaired loans	(5)	(4)	(3)	(14)	(9)
Foreign exchange and other	(5)	3	(4)	(1)	(3)
Balance at end of period	301	290	219	301	219
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	799	571	521	573	498
Originations net of repayments and other derecognitions	(16)	(5)	2	(28)	(6)
Changes in model	26	35	13	65	14
Net remeasurement	123	280	83	486	278
Provision for (reversal of) credit losses	133	310	98	523	286
Write-offs	(89)	(97)	(94)	(286)	(288)
Recoveries	15	15	16	50	47
Interest income on impaired loans	(1)	(2)	(1)	(4)	(3)
Foreign exchange and other	1	2	2	2	2
Balance at end of period	858	799	542	858	542
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	710	506	486	485	472
Originations net of repayments and other derecognitions	(11)	(30)	(11)	(58)	(34)
Changes in model		35	(13)	53	(12)
Net remeasurement	60	300	110	479	339
Provision for (reversal of) credit losses	49	305	86	474	293
Write-offs	(78)	(128)	(131)	(332)	(387)
Recoveries	29	26	28	83	88
Foreign exchange and other		1			3
Balance at end of period	710	710	469	710	469
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,512	787	633	775	557
Originations net of repayments and other derecognitions	(8)	18	3	7	(8)
Changes in model		9	(3)	12	9
Net remeasurement	327	691	96	1,070	270
Provision for (reversal of) credit losses	319	718	96	1,089	271
Write-offs	(47)	(16)	(57)	(103)	(155)
Recoveries	2	3	4	8	10
Interest income on impaired loans	(6)	(3)	(4)	(14)	(13)
Foreign exchange and other	(40)	23	(12)	(15)	(10)
Balance at end of period	1,740	1,512	660	1,740	660
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	854
Balance at end of period	929	854	573	929	573
Loans	769	704	514	769	514
Undrawn credit facilities and other off-balance sheet exposures	160	150	59	160	59
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	50	28	30	28	27
Originations net of repayments and other derecognitions	2	2	1	5	3
Changes in model	(1)	(1)	(1)	(3)	(2)
Net remeasurement	(17)	23	(8)	(6)	(29)
Transfers to 12-month ECL	19	8	10	39	32
Transfers to lifetime ECL performing	(4)	(10)	(1)	(15)	(2)
Provision for (reversal of) credit losses	(1)	22	1	20	2
Foreign exchange and other	(1)		(1)		1
Balance at end of period	48	50	30	48	30
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	185	182	186	174	190
Originations net of repayments and other derecognitions	3	8	14	20	32
Changes in model	(2)	(44)	(15)	(35)	(15)
Net remeasurement	(63)	31	(43)	(103)	(143)
Transfers to 12-month ECL	76	43	32	186	135
Transfers to lifetime ECL performing	(30)	(35)	(4)	(73)	(29)
Provision for (reversal of) credit losses	(16)	3	(16)	(5)	(20)
Foreign exchange and other			1		1
Balance at end of period	169	185	171	169	171
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	145	159	107	145	102
Originations net of repayments and other derecognitions	(1)	(2)		(3)
Changes in model		(19)	35	(6)	36
Net remeasurement	(42)	(7)	(51)	(126)	(133)
Transfers to 12-month ECL	54	45	57	186	160
Transfers to lifetime ECL performing	(12)	(31)	(4)	(52)	(22)
Provision for (reversal of) credit losses	(1)	(14)	37	(1)	41
Foreign exchange and other					1
Balance at end of period	144	145	144	144	144
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	474	231	224	239	180
Originations net of repayments and other derecognitions	8	24	10	39	24
Changes in model		14	(3)	14	3
Net remeasurement	119	314	(11)	404	(13)
Transfers to 12-month ECL	28	13	21	65	54
Transfers to lifetime ECL performing	(44)	(131)	(9)	(186)	(14)
Transfers to lifetime ECL credit-impaired	(4)		(1)	(4)	(2)
Provision for (reversal of) credit losses	107	234	7	332	52
Foreign exchange and other	(13)	9	(3)	(3)	(4)
Balance at end of period	568	474	228	568	228
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,648
Balance at end of period	1,770	1,648	754	1,770	754
Loans	1,670	1,553	696	1,670	696
Undrawn credit facilities and other off-balance sheet exposures	100	95	58	100	58
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	82	40	42	43	44
Originations net of repayments and other derecognitions	(3)	(2)	(2)	(8)	(8)
Changes in model	3	2		5	(6)
Net remeasurement	23	35	5	65	25
Transfers to 12-month ECL	(18)	(6)	(6)	(34)	(22)
Transfers to lifetime ECL performing	6	14	5	25	15
Transfers to lifetime ECL credit-impaired	(3)	(2)	(2)	(7)	(5)
Provision for (reversal of) credit losses	8	41	0	46	(1)
Foreign exchange and other	(2)	1	0	(1)	(1)
Balance at end of period	88	82	42	88	42
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	484	268	218	271	199
Originations net of repayments and other derecognitions	(16)	(9)	(12)	(38)	(38)
Changes in model	28	79	30	100	30
Net remeasurement	121	168	54	379	198
Transfers to 12-month ECL	(75)	(42)	(31)	(182)	(132)
Transfers to lifetime ECL performing	33	40	7	84	41
Transfers to lifetime ECL credit-impaired	(17)	(20)	(12)	(56)	(44)
Provision for (reversal of) credit losses	74	216	36	287	55
Balance at end of period	558	484	254	558	254
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	565	347	379	340	370
Originations net of repayments and other derecognitions	(10)	(28)	(11)	(55)	(34)
Changes in model		54	(48)	59	(48)
Net remeasurement	108	264	117	528	335
Transfers to 12-month ECL	(54)	(45)	(57)	(186)	(160)
Transfers to lifetime ECL performing	12	31	4	52	22
Transfers to lifetime ECL credit-impaired	(55)	(59)	(59)	(172)	(162)
Provision for (reversal of) credit losses	1	217	(54)	226	(47)
Foreign exchange and other		1			2
Balance at end of period	566	565	325	566	325
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	517	163	126	158	147
Originations net of repayments and other derecognitions	(11)	(1)	(3)	(17)	(16)
Changes in model		(5)		(1)	3
Net remeasurement	86	246	25	354	57
Transfers to 12-month ECL	(25)	(11)	(20)	(58)	(51)
Transfers to lifetime ECL performing	47	133	10	192	17
Transfers to lifetime ECL credit-impaired	(44)	(12)	(4)	(64)	(25)
Provision for (reversal of) credit losses	53	350	8	406	(15)
Foreign exchange and other	(12)	4	(1)	(6)	1
Balance at end of period	558	517	133	558	133
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	809
Balance at end of period	910	809	563	910	563
Loans	908	807	561	908	561
Undrawn credit facilities and other off-balance sheet exposures	2	2	2	2	2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	158	146	148	140	143
Originations net of repayments and other derecognitions	(4)	(5)	(4)	(14)	(16)
Net remeasurement	21	25	20	68	67
Transfers to 12-month ECL	(1)	(2)	(4)	(5)	(10)
Transfers to lifetime ECL performing	(2)	(4)	(4)	(10)	(13)
Transfers to lifetime ECL credit-impaired	3	2	2	7	5
Provision for (reversal of) credit losses	17	16	10	46	33
Write-offs	(5)	(3)	(5)	(11)	(18)
Recoveries	2	1		4	1
Interest income on impaired loans	(5)	(4)	(3)	(14)	(9)
Foreign exchange and other	(2)	2	(3)		(3)
Balance at end of period	165	158	147	165	147
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	130	121	117	128	109
Originations net of repayments and other derecognitions	(3)	(4)		(10)
Changes in model			(2)		(1)
Net remeasurement	65	81	72	210	223
Transfers to 12-month ECL	(1)	(1)	(1)	(4)	(3)
Transfers to lifetime ECL performing	(3)	(5)	(3)	(11)	(12)
Transfers to lifetime ECL credit-impaired	17	20	12	56	44
Provision for (reversal of) credit losses	75	91	78	241	251
Write-offs	(89)	(97)	(94)	(286)	(288)
Recoveries	15	15	16	50	47
Interest income on impaired loans	(1)	(2)	(1)	(4)	(3)
Foreign exchange and other	1	2	1	2	1
Balance at end of period	131	130	117	131	117
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	(6)	43	44	77	137
Transfers to lifetime ECL credit-impaired	55	59	59	172	162
Provision for (reversal of) credit losses	49	102	103	249	299
Write-offs	(78)	(128)	(131)	(332)	(387)
Recoveries	29	26	28	83	88
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	521	393	283	378	230
Originations net of repayments and other derecognitions	(5)	(5)	(4)	(15)	(16)
Changes in model				(1)	3
Net remeasurement	122	131	82	312	226
Transfers to 12-month ECL	(3)	(2)	(1)	(7)	(3)
Transfers to lifetime ECL performing	(3)	(2)	(1)	(6)	(3)
Transfers to lifetime ECL credit-impaired	48	12	5	68	27
Provision for (reversal of) credit losses	159	134	81	351	234
Write-offs	(47)	(16)	(57)	(103)	(155)
Recoveries	2	3	4	8	10
Interest income on impaired loans	(6)	(3)	(4)	(14)	(13)
Foreign exchange and other	(15)	10	(8)	(6)	(7)
Balance at end of period	$ 614	$ 521	$ 299	$ 614	$ 299